Concentration - Schedule of Concentration Risk Percentage (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	96.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	47.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	39.00%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	96.00%		86.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	23.00%			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	14.00%				12.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	25.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	27.00%				31.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	15.00%				14.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	23.00%		25.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	70.00%				73.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	14.00%				16.00%

[1]	Represent percentage less than 10%